Note 7 - Exploration and Evaluation Assets (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2021	May 31, 2021	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018
Statement Line Items [Line Items]
Exploration expenditures				$ 9,509
Total provision for decommissioning, restoration and rehabilitation costs	$ 409			409		$ 409
Trade and payables included in exploration and evaluation assets	518			518		128
Prospective land claim package [member]
Statement Line Items [Line Items]
Percentage of interest acquirable					100.00%		100.00%
Exploration expenditures				$ 9,930
Option payments commitment during option period, year five					$ 150
Net Smelter Returns Royalty Percentage				2.00%	2.00%
Option payments commitment during option period, year four		$ 100
Equity issued, property option payment (in shares)		5,223
Option payments to earn right, title and interest to property during option period	150		$ 150
Option payments commitment during earn-in option agreement period				$ 1,550
Earn in option agreement period (Year)				7 years
Optional exploration expenditure commitment during earn-in option agreement period				$ 30,000
Total provision for decommissioning, restoration and rehabilitation costs	$ 0			$ 0		$ 149